Financial Liabilities at Fair Value through Profit or Loss - Schedule of Issued Convertible Promissory Notes (Details) - Convertible Promissory Notes [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of financial liabilities [line items]
Issuance amount (in Dollars)	$ 2,725,471
Holder A [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.1.2
Issuance amount (in Dollars)	$ 509,041
Interest rate	10.00%
Holder B [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.1.4
Issuance amount (in Dollars)	$ 300,000
Interest rate	10.00%
Holder A [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.3.6
Issuance amount (in Dollars)	$ 250,000
Interest rate	10.00%
Holder C [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.3.19
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Holder D [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.3.20
Issuance amount (in Dollars)	$ 66,430
Interest rate	10.00%
Holder E [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.5.16
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Holder F [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.6.3
Issuance amount (in Dollars)	$ 150,000
Interest rate	10.00%
Holder G [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.8.15
Issuance amount (in Dollars)	$ 150,000
Interest rate	10.00%
Holder H [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.9.12
Issuance amount (in Dollars)	$ 100,000
Interest rate	10.00%
Holder I [Member]
Disclosure of financial liabilities [line items]
Issuance date	2024.10.23
Issuance amount (in Dollars)	$ 1,000,000
Interest rate	10.00%